Intangible Asset (Details)				6 Months Ended		12 Months Ended
	Mar. 12, 2025 USD ($)	Feb. 15, 2023 USD ($) $ / shares shares	Feb. 11, 2021 EUR (€) € / shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 12, 2024 shares	Dec. 31, 2023 shares	Jan. 31, 2022
Intangible Asset [Line Items]
Cash payment				$ 200,000
Ordinary restricted shares (in Shares) | shares							2,000,000	1,361
Revenue term		10 years
Intangible asset purchase useful life		10 years
Closing value per share (in Dollars per share) | $ / shares		$ 274
Present value of the future payments		10.00%
Seller agreed percentage						50.00%
Payment discount rate				5.00%					2.00%
Total license payments	$ 1,200,000
Interest expense				$ 35,304	50,858
Intellectual property acquisition liability				1,000,000
Pancreatic Cancer IP [Member]
Intangible Asset [Line Items]
Cash payment				208,591
Intellectual Property Asset Purchase Agreement [Member]
Intangible Asset [Line Items]
Cash payment					$ 188,591
Ordinary restricted shares (in Shares) | shares		300,000
Revenue per share (in Dollars per share) | $ / shares		$ 1
Property acquisition				$ 850,606
Licensing Agreement [Member]
Intangible Asset [Line Items]
Cash payment		$ 2,000,000
Royalty payment per share (in Euro per share) | € / shares			€ 5
Licensing Agreement [Member] | Bottom of Range [Member]
Intangible Asset [Line Items]
Cash payment | €			€ 2,000,000
Licensing Agreement [Member] | Top of Range [Member]
Intangible Asset [Line Items]
Cash payment | €			€ 4,000,000